SCUDDER
                                                                     INVESTMENTS





                             National Tax-Free Income Funds
                             Advisor Classes A, B and C

Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Scudder High-Yield Tax-Free Fund
                             October 1, 2000, as revised June 11, 2001

                             Scudder Managed Municipal Bonds
                             December 29, 2000, as revised March 6, 2001, as further revised June 11, 2001

                             Scudder Medium-Term Tax-Free Fund
                             December 29, 2000, as revised March 6, 2001, as further revised June 11, 2001



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

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Contents
--------------------------------------------------------------------------------


   How the Funds Work                           How to Invest in the Funds

     4  Scudder High-Yield                       23  Choosing a Share Class
        Tax-Free Fund
                                                 28  How to Buy Shares
     8  Scudder Managed Municipal
        Bonds                                    29  How to Exchange or Sell
                                                     Shares
    12  Scudder Medium-Term
        Tax-Free Fund                            30  Policies You Should Know
                                                     About
    16  Other Policies and Risks
                                                 36  Understanding Distributions
    17  Who Manages and Oversees                     and Taxes
        the Funds

    19  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect its performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                             |  Class A     Class B     Class C
                                             |
                              ticker symbol  |  NOTAX       NOTBX       NOTCX
                                             |
                              fund number    |  152         252         352

Scudder High-Yield Tax-Free Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to provide a high level of income exempt from regular federal income tax. It does this by investing at least 80% of net assets in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax and alternative minimum tax (AMT).

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential and normally prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks, shifts in the yield curve, and possible interest rate movements to changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's dollar-weighted average maturity (the maturity of the fund's portfolio), they generally intend to keep it between 10 and 13 years. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices or securities), the managers don't intend to use them as principal investments, and may not use them at all.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES This fund normally invests at least 50% of total assets in municipal securities of the top four grades of credit quality. The fund could put up to 50% of total assets in high yield bonds (commonly referred to as "junk" bonds) of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

One main factor is credit quality. Because the issuers of high yield municipal bonds may be in uncertain financial health, the prices of these bonds can be vulnerable to bad fiscal, political or economic news. In some cases, bonds may decline in credit quality or go into default. To the extent that the fund emphasizes certain geographic regions or sectors, it increases these risks. For example, the fund could invest in illiquid municipal lease obligations, which are more likely to default or to become difficult to sell because they carry limited credit backing. Credit risks are greater for junk bonds than for investment-grade bonds.

A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's dollar-weighted average maturity could make it more sensitive to this risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o some types of bonds could be paid off earlier than expected, which would hurt the fund's performance

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk may be greater for high yield bonds than for investment-grade bonds

o political or legal actions could change the way the fund's dividends are taxed

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder High-Yield Tax-Free Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                         1990         6.02
                         1991        13.46
                         1992        10.88
                         1993        13.85
                         1994        -8.38
                         1995        19.28
                         1996         4.43
                         1997        12.04
                         1998         6.38
                         1999        -2.23

2000 Total Return as of June 30: 3.34%
Best Quarter: 8.46%, Q1 1995              Worst Quarter: -6.37%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                                1 Year           5 Years           10 Years
--------------------------------------------------------------------------------
Class S                          -2.23             7.74               7.28
--------------------------------------------------------------------------------
Index                            -2.06             6.91               6.89
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.

Performance for Classes A, B and C shares is not provided because these classes do not have a full calendar year of performance. Although Class S shares are not offered in this prospectus, they are invested in the same portfolio. Class S shares' annual returns differ to the extent that the classes have different fees and expenses.

In both the chart and the table, total returns from 1990 through 1999 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                          Class A   Class B   Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(% of offering price)                                4.50%      None      None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(% of redemption proceeds)                           None*    4.00%     1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                       0.64%     0.64%     0.64%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                     0.25      1.00      1.00
--------------------------------------------------------------------------------
Other Expenses**                                     0.18      0.23      0.20
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.07      1.87      1.84
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.175%, 0.225%, and 0.200% for Class A, Class B and Class C, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This expense example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                           1 Year      3 Years      5 Years     10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                     $554        $775       $1,014       $1,697
--------------------------------------------------------------------------------
Class B shares                      590         888        1,211        1,789
--------------------------------------------------------------------------------
Class C shares                      287         579          995        2,159
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                     $554        $775       $1,014       $1,697
--------------------------------------------------------------------------------
Class B shares                      190         588        1,011        1,789
--------------------------------------------------------------------------------
Class C shares                      187         579          995        2,159
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               | Class A     Class B     Class C
                                               |
                                 ticker symbol | SMLAX       SMLBX       SMLCX
                                               |
                                 fund number   | 466         666         766

Scudder Managed Municipal Bonds
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks income exempt from regular federal income tax while actively seeking to reduce downside risk as compared with other tax-free income funds. It does this by investing at least 80% of net assets in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax. The fund does not invest in securities issued by tobacco-producing companies.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential, and normally prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market.

The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including (i) typically maintaining a high level of portfolio quality, (ii) keeping the fund's duration generally shorter than comparable mutual funds, and
(iii) primarily focusing on premium coupon bonds, which have lower volatility in down markets than bonds selling at a discount.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES This fund normally invests at least 65% of net assets in municipal securities of the top three grades of credit quality. The fund could put up to 10% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

Although the managers may adjust the fund's dollar-weighted average maturity (the maturity of the fund's portfolio), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index (13.43 years as of 5/31/2000). Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money, or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's dollar-weighted average maturity could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's yield or share price. The fact that the fund may emphasize investments in certain geographic regions or sectors of the municipal market increases this risk, because any factors affecting these regions or sectors could affect a large portion of the fund's securities. For example, the fund could invest in illiquid municipal lease obligations, which are more likely to default or to become difficult to sell because they carry limited credit backing.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o    some derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk may be greater for junk bonds than for investment-grade bonds

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o political or legal actions could change the way the fund's dividends are taxed

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This fund is designed for taxpayers who are in a moderate to high tax bracket and who are interested in current income.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The share classes offered in this prospectus -- Classes A, B and C -- are newly offered. In the bar chart, the performance figures for Class A are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, returns would be lower. In the table, the performance figures for each share class are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

Scudder Managed Municipal Bonds
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                         1990            6.48
                         1991           11.92
                         1992            8.68
                         1993           13.01
                         1994           -6.30
                         1995           16.79
                         1996            3.86
                         1997            8.99
                         1998            5.93
                         1999           -2.23

2000 Total Return as of September 30: 5.88%
Best Quarter: 6.61%, Q1 1995                     Worst Quarter: -6.24%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                              1 Year            5 Years            10 Years
--------------------------------------------------------------------------------
Class A                       -6.63               5.51               6.02
--------------------------------------------------------------------------------
Class B                       -5.91               5.43               5.66
--------------------------------------------------------------------------------
Class C                       -2.98               5.67               5.68
--------------------------------------------------------------------------------
Index                         -2.06               6.91               6.89
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                Class A       Class B        Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (% of offering price)        4.50%          None           None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption
proceeds)                                 None*         4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.41%         0.41%          0.41%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee          0.25%         1.00%          1.00%
--------------------------------------------------------------------------------
Other Expenses**                          0.10%         0.13%          0.15%
--------------------------------------------------------------------------------
Total Annual Operating Expenses           0.76%         1.54%          1.56%
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.100%, 0.125% and 0.150% for Class A, Class B and Class C shares, respectively. In addition, the advisor has agreed to waive 0.005% of the administrative fee for Class A shares until 6/11/2002.

Information in the table has been restated to reflect a new investment management agreement effective June 11, 2001.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares             $524           $682           $853        $1,350
--------------------------------------------------------------------------------
Class B shares              559            793          1,050         1,443
--------------------------------------------------------------------------------
Class C shares              257            486            839         1,834
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares             $524           $682           $853        $1,350
--------------------------------------------------------------------------------
Class B shares              159            493            850         1,443
--------------------------------------------------------------------------------
Class C shares              157            486            839         1,834
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Class A  |  Class B     Class C
                                                          |
                                   ticker symbol SZMAX    |  SZMBX       SZMCX
                                                          |
                                   fund number   445      |  645         745

Scudder Medium-Term Tax-Free Fund
--------------------------------------------------------------------------------

The Fund's Investment Strategy

The fund seeks a high level of income free from regular federal income taxes and seeks to limit principal fluctuation. The fund invests at least 80% of net assets in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax and alternative minimum tax (AMT).

The fund can buy many types of municipal securities with maturities of 15 years or less. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential and normally prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's dollar-weighted average maturity (the maturity of the fund's portfolio), they generally intend to keep it between five and ten years. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices or securities), the managers don't intend to use them as principal investments, and may not use them at all.

--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES This fund normally invests at least 65% of net assets in municipal securities of the top three grades of credit quality.

The fund could put up to 35% of net assets in bonds rated in the fourth credit grade, which is still considered investment-grade.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. The fund's focus on intermediate-term bonds should reduce the effect of this risk somewhat, but will not eliminate it. Changes in interest rates will also affect the fund's yield: when rates fall, fund yield tends to fall as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's yield or share price. The fact that the fund may focus on investments in certain geographic regions or sectors of the municipal market increases this risk, because any factors affecting these regions or sectors could affect a large portion of the fund's securities. For example, the fund could invest in illiquid municipal lease obligations, which are more likely to default or to become difficult to sell because they carry limited credit backing.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o political or legal actions could change the way the fund's dividends are taxed

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This fund is designed for taxpayers in a moderate to high tax bracket who can accept moderate risk to their principal and are interested in higher yield than a short-term, tax-free investment.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The share classes offered in this prospectus -- Classes A, B and C -- are newly offered. In the bar chart, the performance figures for Class A are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, returns would be lower. In the table, the performance figures for each share class are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

Scudder Medium-Term Tax-Free Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


                            1990         6.00
                            1991        11.82
                            1992         8.63
                            1993        10.64
                            1994        -3.76
                            1995        14.01
                            1996         3.73
                            1997         7.39
                            1998         5.29
                            1999        -1.38


2000 Total Return as of September 30: 4.29%
Best Quarter: 5.02%, Q1 1995             Worst Quarter: -4.08%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                            1 Year              5 Years            10 Years
--------------------------------------------------------------------------------
Class A                      -5.82               4.72                5.61
--------------------------------------------------------------------------------
Class B                      -5.10               4.64                5.25
--------------------------------------------------------------------------------
Class C                      -2.14               4.87                5.28
--------------------------------------------------------------------------------
Index                        -2.06               6.91                6.89
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States. Generally, the Index's average maturity is longer than the fund's, meaning that the Index is generally more volatile than the fund.

In both the chart and the table, total returns for 1990 through 1999 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                   Class A       Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)              2.75%         None          None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)            None*         4.00%        1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                               0.53%         0.53%        0.53%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee             0.25%         1.00%        1.00%
--------------------------------------------------------------------------------
Other Expenses**                             0.18%         0.23%        0.20%
--------------------------------------------------------------------------------
Total Annual Operating Expenses              0.96%         1.76%        1.73%
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.175%, 0.225% and 0.200% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new investment management agreement effective June 11, 2001.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example               1 Year          3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares         $370            $572            $791          $1,421
--------------------------------------------------------------------------------
Class B shares          579             854           1,154           1,668
--------------------------------------------------------------------------------
Class C shares          276             545             939           2,041
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares         $370            $572            $791          $1,421
--------------------------------------------------------------------------------
Class B shares          179             554             954           1,668
--------------------------------------------------------------------------------
Class C shares          176             545             939           2,041
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, the policy of investing at least 80% of net assets in municipal securities for each fund cannot be changed without shareholder approval.

o As a temporary defensive measure, each fund could shift up to 100% (20% in the case of Scudder Managed Municipal Bonds) of its assets into investments such as money market securities. This could prevent losses, but would mean that the fund was not pursuing its goal.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security, based on their assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

The funds' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of each fund's average daily net assets.

Fund Name                                                Fee Paid
---------------------------------------------------------------------
Scudder High-Yield Tax-Free Fund                           0.64%
---------------------------------------------------------------------
Scudder Managed Municipal Bonds                            0.52%
---------------------------------------------------------------------
Scudder Medium-Term Tax-Free Fund                          0.59%
---------------------------------------------------------------------

Each fund has entered into a new investment management agreement with the advisor. The tables below describe the new fee rates for each fund and the effective date of these agreements.

Average Daily Net Assets                                 Fee Rate
---------------------------------------------------------------------
Scudder High-Yield Tax-Free Fund
---------------------------------------------------------------------
Investment Management Fee effective October 2, 2000
---------------------------------------------------------------------
first $300 million                                        0.650%
---------------------------------------------------------------------
next $200 million                                         0.600%
---------------------------------------------------------------------
more than $500 million                                    0.575%
---------------------------------------------------------------------
Scudder Managed Municipal Bonds
---------------------------------------------------------------------
Investment Management Fee effective June 11, 2001
---------------------------------------------------------------------
first $250 million                                        0.450%
---------------------------------------------------------------------
next $750 million                                         0.430%
---------------------------------------------------------------------
next $1.5 billion                                         0.410%
---------------------------------------------------------------------
next $2.5 billion                                         0.400%
---------------------------------------------------------------------
next $2.5 billion                                         0.380%
---------------------------------------------------------------------
next $2.5 billion                                         0.360%
---------------------------------------------------------------------
next $2.5 billion                                         0.340%
---------------------------------------------------------------------
more than $12.5 billion                                   0.320%
---------------------------------------------------------------------

---------------------------------------------------------------------
Scudder Medium-Term Tax-Free Fund
---------------------------------------------------------------------
Investment Management Fee effective June 11, 2001
---------------------------------------------------------------------
first $250 million                                        0.550%
---------------------------------------------------------------------
next $750 million                                         0.520%
---------------------------------------------------------------------
next $1.5 billion                                         0.490%
---------------------------------------------------------------------
next $2.5 billion                                         0.470%
---------------------------------------------------------------------
next $2.5 billion                                         0.450%
---------------------------------------------------------------------
next $2.5 billion                                         0.430%
---------------------------------------------------------------------
next $2.5 billion                                         0.410%
---------------------------------------------------------------------
more than $12.5 billion                                   0.400%
---------------------------------------------------------------------


The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.

Scudder High-Yield Tax-Free Fund             Scudder Medium-Term Tax-Free Fund

Philip G. Condon                             Philip G. Condon
Lead Portfolio Manager                       Co-lead Portfolio Manager
                                             o    Began investment career
o    Began investment career                      in 1978
     in 1978                                 o    Joined the advisor in 1983
o    Joined the advisor in 1983              o    Joined the fund team in 1998
o    Joined the fund team in 1987
                                             Ashton P. Goodfield
Rebecca L. Wilson                            Co-lead Portfolio Manager
o    Began investment career in              o    Began investment career
     1986                                         in 1986
o    Joined the advisor in 1986              o    Joined the advisor in 1986
o    Joined the fund team in 1998            o    Joined the fund team
                                                  in 1990
Scudder Managed Municipal Bonds

Philip G. Condon
Co-lead Portfolio Manager
o    Began investment career
     in 1978
o    Joined the advisor in 1983
o    Joined the fund team in 1998

Ashton P. Goodfield
Co-lead Portfolio Manager
o    Began investment career in
     1986
o    Joined the advisor in 1986
o    Joined the fund team in 1998

Financial Highlights

These tables are designed to help you understand the fund's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the class would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover). Because Class A, Class B and Class C shares of Scudder Managed Municipal Bonds and Scudder Medium-Term Tax-Free Fund are newly offered, there is no financial data for these shares as of the date of this prospectus.

Scudder High-Yield Tax-Free Fund -- Class A

--------------------------------------------------------------------------------
                                                                       2000(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.02
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income                                                   .06
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.16)
--------------------------------------------------------------------------------
  Total from investment operations                                       (.10)
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income                                                  (.06)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $11.86
--------------------------------------------------------------------------------
Total Return (%)(b)(c)                                                   (.77)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                   246
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                           .11**
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                            .07**
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                        .52**
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                62
--------------------------------------------------------------------------------

(a) For the period May 1, 2000 (commencement of sales of Class A shares) to May 31, 2000.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

Scudder High-Yield Tax-Free Fund -- Class B

--------------------------------------------------------------------------------
                                                                         2000(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.02
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income                                                   .05
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.16)
--------------------------------------------------------------------------------
  Total from investment operations                                       (.11)
--------------------------------------------------------------------------------

Less distributions from:

  Net investment income                                                  (.05)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $11.86
--------------------------------------------------------------------------------
Total Return (%)(b)(c)                                                   (.92)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                   209
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                           .19**
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                            .14**
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                        .45**
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                62
--------------------------------------------------------------------------------

(a) For the period May 1, 2000 (commencement of sales of Class B shares) to May 31, 2000.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

Scudder High-Yield Tax-Free Fund -- Class C

--------------------------------------------------------------------------------
                                                                       2000(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.02
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income                                                   .05
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.16)
--------------------------------------------------------------------------------
  Total from investment operations                                       (.11)
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income                                                  (.05)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $11.86
--------------------------------------------------------------------------------
Total Return (%)(b)(c)                                                   (.92)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                    36
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                           .20**
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                            .14**
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                        .45**
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                62
--------------------------------------------------------------------------------

(a) For the period May 1, 2000 (commencement of sales of Class C shares) to May 31, 2000.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

Offered in this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features               Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 4.50%,    o Some investors may be able
  charged when you buy shares        to reduce or eliminate their
                                     sales charges; see next page
o In most cases, no charges when
  you sell shares                  o Total annual expenses are lower than
                                     those for Class B or Class C
o 0.25% service fee
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares   o The deferred sales charge rate
                                     falls to zero six years after purchase
o Deferred sales charge declining
  from 4.00%, charged when you     o Shares automatically convert
  sell shares you bought within      to Class A six years after purchase,
  the last six years                 which means lower annual
                                     expenses going forward
o 1.00% distribution/service fee
--------------------------------------------------------------------------------
Class C

o No charges when you buy shares   o The deferred sales charge rate
                                     is lower, but your shares never
o Deferred sales charge of 1.00%,    convert to Class A, so annual
  charged when you sell shares you   expenses remain higher
  bought within the last year

o 1.00% distribution/service fee
--------------------------------------------------------------------------------

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of 0.25% is deducted from fund assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                          Sales charge as a            Sales charge as a
Your investment           % of offering price          % of your net investment
--------------------------------------------------------------------------------
Scudder High-Yield Tax-Free Fund and Scudder Managed
Municipal Bonds
--------------------------------------------------------------------------------
Up to $100,000                 4.50%                          4.71%
--------------------------------------------------------------------------------
$100,000-$249,999              3.50                           3.63
--------------------------------------------------------------------------------
$250,000-$499,999              2.60                           2.67
--------------------------------------------------------------------------------
$500,000-$999,999              2.00                           2.04
--------------------------------------------------------------------------------
$1 million or more        See below and next page
--------------------------------------------------------------------------------

Scudder Medium-Term Tax-Free Fund
--------------------------------------------------------------------------------
Up to $100,000                 2.75                           2.83
--------------------------------------------------------------------------------
$100,000-$249,999              2.50                           2.56
--------------------------------------------------------------------------------
$250,000-$499,999              2.00                           2.04
--------------------------------------------------------------------------------
$500,000-$999,999              1.50                           1.52
--------------------------------------------------------------------------------
$1 million or more   See below and next page
--------------------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $100,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $100,000 ("cumulative discount")

o you are investing a total of $100,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o    reinvesting dividends or distributions

o    investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The funds may waive the sales charges for investors in other situations as well. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to the funds. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares        CDSC on shares you sell
--------------------------------------------------------------------
First year                                   4.00%
--------------------------------------------------------------------
Second or third year                         3.00
--------------------------------------------------------------------
Fourth or fifth year                         2.00
--------------------------------------------------------------------
Sixth year                                   1.00
--------------------------------------------------------------------
Seventh year and later         None (automatic conversion to Class A)
--------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class B shares can be a logical choice for long-term investors who prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares            CDSC on shares you sell
---------------------------------------------------------------------
First year                                       1.00%
---------------------------------------------------------------------
Second year and later                            None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class C shares may appeal to investors who plan to sell shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                      Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular            $50 or more for regular
accounts                              accounts

$500 or more for IRAs                 $50 or more for IRAs

                                      $50 or more with an Automatic
                                      Investment Plan
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative         o Contact your representative
  using the method that's most          using the method that's most
  convenient for you                    convenient for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application    o Send a check made out to
                                        "Scudder Funds" and an
o Send it to us at the                  investment slip to us at the
  appropriate address, along with       appropriate address below
  an investment check
                                      o If you don't have an
                                        investment slip, simply
                                        include a letter with your
                                        name, account number, the
                                        full name of the fund and
                                        the share class and your
                                        investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for             o Call (800) 621-1048 for instructions
  instructions
--------------------------------------------------------------------------------
By phone

--                                    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                    o To set up regular
                                        investments from a bank
                                        checking account, call
                                        (800) 621-1048 (minimum $50)
--------------------------------------------------------------------------------
On the Internet

--                                    o Go to www.scudder.com and
                                        register

                                      o Follow the instructions for
                                        buying shares with money
                                        from your bank account
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Regular mail:
Scudder Funds, PO Box 219151, Kansas City, MO 64121-9151

Express, registered or certified mail:
Scudder Investments Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund           Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new           Some transactions, including
account ($500 for IRAs)                most for over $100,000, can
                                       only be ordered in writing
$50 or more for exchanges              with a signature guarantee; if
between existing accounts              you're in doubt, see page 32
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by       o Contact your representative
  the method that's most                 by the method that's most
  convenient for you                     convenient for you
--------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for              o Call (800) 621-1048 for
  instructions                           instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:          Write a letter that includes:

o the fund, class and account          o the fund, class and account
  number you're exchanging out of        number from which you want
                                         to sell shares
o the dollar amount or number of
  shares you want to exchange          o the dollar amount or number
                                         of shares you want to sell
o the name and class of the fund
  you want to exchange into            o your name(s), signature(s)
                                         and address, as they appear
o your name(s), signature(s) and         on your account
  address, as they appear on your
  account                              o a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges          --
  from a fund account, call
  (800) 621-1048
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                     o To set up regular cash
                                         payments from a fund
                                         account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and             --
  register

o Follow the instructions for
  making on-line exchanges
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. Certain funds have other share classes, which are described in a separate prospectus and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares, you'll generally receive the dividend for the day on which your shares were sold. The level of income dividends will vary from one class to another based on a class's fees and expenses.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy/QuickSell lets you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy/QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund do not affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o    the death or disability of an account owner (including a joint owner)

o    withdrawals made through a systematic withdrawal plan

o    withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund offering multiple classes and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Scudder Investments Service Company or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

For each share class, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B and Class C shares-- net asset value per share, or NAV

To calculate NAV, each share class uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

For each share class in this prospectus, the price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts, if you have an automatic investment plan or in any case where a fall in share price created the low balance

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the funds generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1%, whichever is less, of a fund's net assets

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund has a regular schedule for paying out any earnings to shareholders:

o    Income dividends: declared daily and paid monthly

o Short-term and long-term capital gains: November or December, or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

Dividends from the funds are generally free from federal income tax for most shareholders. However, there are a few exceptions:

o a portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities

o because each fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o taxable income dividends you receive from a fund
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
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

Notes
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

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To Get More Information

Shareholder reports - These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and each fund's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) - This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you're a shareholder and have questions, please contact Scudder Investments. Materials you get from Scudder Investments are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Scudder Investments                                  SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                            450 Fifth Street, N.W.
Chicago, IL 60606-5808                               Washington, D.C. 20549-6009
www.scudder.com                                      www.sec.gov
(800) 621-1048                                       (202) 942-8090


SEC File Numbers
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Scudder High-Yield Tax-Free Fund                     811-2671
Scudder Managed Municipal Bonds                      811-2671
Scudder Medium-Term Tax-Free Fund                    811-3632





Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza Chicago, IL 60606-5808 www.scudder.com e-mail info@scudder.com
Tel (800) 621-1048

SCUDDER
INVESTMENTS

A member of the [LOGO] Zurich Scudder Investments